JPMorgan Mid Cap Equity Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%
Aerospace & Defense — 2.4%
Axon Enterprise, Inc. *	39	28,167
HEICO Corp., Class A	104	26,432
Howmet Aerospace, Inc.	235	46,093
Rocket Lab Corp. * (a)	334	15,997
Woodward, Inc.	87	22,003
		138,692
Automobiles — 0.1%
Thor Industries, Inc.	83	8,629
Banks — 3.6%
Columbia Banking System, Inc.	850	21,881
Fifth Third Bancorp	949	42,284
First Citizens BancShares, Inc., Class A	26	46,915
M&T Bank Corp.	258	50,913
Regions Financial Corp.	1,725	45,490
		207,483
Beverages — 0.8%
Constellation Brands, Inc., Class A	140	18,913
Keurig Dr Pepper, Inc.	1,141	29,102
		48,015
Biotechnology — 2.6%
Alkermes plc *	179	5,365
Alnylam Pharmaceuticals, Inc. *	101	46,025
Insmed, Inc. *	220	31,730
Natera, Inc. *	130	20,917
Neurocrine Biosciences, Inc. *	151	21,258
Nuvalent, Inc., Class A *	89	7,652
Revolution Medicines, Inc. *	99	4,635
Rhythm Pharmaceuticals, Inc. *	35	3,516
Ultragenyx Pharmaceutical, Inc. *	224	6,738
Viking Therapeutics, Inc. * (a)	148	3,893
		151,729
Broadline Retail — 0.2%
Coupang, Inc. (South Korea) *	393	12,649
Building Products — 1.1%
Carlisle Cos., Inc.	73	24,087
Masco Corp.	253	17,840
Owens Corning	111	15,685
Trane Technologies plc	20	8,380
		65,992
Capital Markets — 7.1%
Ameriprise Financial, Inc.	134	65,700
Ares Management Corp.	169	26,999
Blue Owl Capital, Inc.	1,496	25,325
Coinbase Global, Inc., Class A *	34	11,384

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Interactive Brokers Group, Inc., Class A	206	14,158
Jefferies Financial Group, Inc.	198	12,968
LPL Financial Holdings, Inc.	43	14,249
MSCI, Inc.	31	17,607
Raymond James Financial, Inc.	521	89,957
Robinhood Markets, Inc., Class A *	229	32,789
State Street Corp.	678	78,716
TPG, Inc.	119	6,827
Tradeweb Markets, Inc., Class A	107	11,929
		408,608
Chemicals — 1.0%
DuPont de Nemours, Inc.	260	20,285
RPM International, Inc.	297	35,012
		55,297
Commercial Services & Supplies — 0.9%
Copart, Inc. *	148	6,671
MSA Safety, Inc.	44	7,546
Veralto Corp.	368	39,187
		53,404
Communications Equipment — 0.3%
Ciena Corp. *	115	16,743
Construction & Engineering — 1.2%
Comfort Systems USA, Inc.	38	31,679
Quanta Services, Inc.	89	36,686
		68,365
Construction Materials — 1.1%
Eagle Materials, Inc.	46	10,669
James Hardie Industries plc, ADR *	389	7,481
Martin Marietta Materials, Inc.	73	45,667
		63,817
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	1,224	21,442
Casey's General Stores, Inc.	30	16,798
Kroger Co. (The)	420	28,301
Performance Food Group Co. *	149	15,473
US Foods Holding Corp. *	229	17,533
		99,547
Containers & Packaging — 2.9%
Ball Corp.	484	24,421
Crown Holdings, Inc.	204	19,738
Graphic Packaging Holding Co.	882	17,250
International Paper Co.	726	33,682

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — continued
Packaging Corp. of America	136	29,587
Silgan Holdings, Inc.	980	42,157
		166,835
Distributors — 0.8%
Genuine Parts Co.	334	46,328
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc. *	90	9,738
Electric Utilities — 1.7%
PG&E Corp.	1,939	29,248
Xcel Energy, Inc.	883	71,190
		100,438
Electrical Equipment — 3.1%
Acuity, Inc.	116	39,922
AMETEK, Inc.	333	62,557
Hubbell, Inc.	103	44,321
Vertiv Holdings Co., Class A	205	30,896
		177,696
Electronic Equipment, Instruments & Components — 3.8%
CDW Corp.	306	48,767
Jabil, Inc.	55	11,985
TD SYNNEX Corp.	337	55,228
Teledyne Technologies, Inc. *	102	59,665
Zebra Technologies Corp., Class A *	155	45,925
		221,570
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A	862	41,987
TechnipFMC plc (United Kingdom)	212	8,359
		50,346
Entertainment — 2.0%
ROBLOX Corp., Class A *	312	43,257
Take-Two Interactive Software, Inc. *	107	27,755
Warner Bros Discovery, Inc. *	945	18,453
Warner Music Group Corp., Class A	828	28,192
		117,657
Financial Services — 2.4%
Affirm Holdings, Inc. *	92	6,755
Fidelity National Information Services, Inc.	1,044	68,874
MGIC Investment Corp.	1,673	47,458
Rocket Cos., Inc., Class A (a)	698	13,520
		136,607
Food Products — 1.5%
General Mills, Inc.	396	19,982

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — continued
Hershey Co. (The)	159	29,681
Post Holdings, Inc. *	317	34,065
		83,728
Ground Transportation — 0.7%
JB Hunt Transport Services, Inc.	291	39,091
Health Care Equipment & Supplies — 2.4%
Dexcom, Inc. *	253	17,058
Edwards Lifesciences Corp. *	98	7,600
GE HealthCare Technologies, Inc.	660	49,600
Globus Medical, Inc., Class A *	681	38,977
IDEXX Laboratories, Inc. *	21	13,459
iRhythm Technologies, Inc. *	2	329
Penumbra, Inc. *	49	12,451
		139,474
Health Care Providers & Services — 4.1%
Cencora, Inc.	266	83,115
Chemed Corp.	44	19,466
Henry Schein, Inc. *	537	35,643
Humana, Inc.	95	24,776
Quest Diagnostics, Inc.	378	72,057
		235,057
Health Care REITs — 0.7%
Healthpeak Properties, Inc.	2,032	38,905
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A *	104	30,831
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	1,668	28,395
Hotels, Restaurants & Leisure — 4.5%
Chipotle Mexican Grill, Inc., Class A *	168	6,586
Darden Restaurants, Inc.	232	44,270
DoorDash, Inc., Class A *	62	16,841
Expedia Group, Inc.	143	30,482
Flutter Entertainment plc (United Kingdom) *	149	37,853
Hilton Worldwide Holdings, Inc.	183	47,400
Planet Fitness, Inc., Class A *	135	13,993
Royal Caribbean Cruises Ltd.	177	57,380
Wingstop, Inc.	31	7,789
		262,594
Household Durables — 1.1%
Garmin Ltd.	37	9,083
Mohawk Industries, Inc. *	316	40,731
Somnigroup International, Inc.	196	16,581
		66,395

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Independent Power and Renewable Electricity Producers — 0.9%
Vistra Corp.	274	53,701
Insurance — 3.7%
Arch Capital Group Ltd.	533	48,360
Arthur J Gallagher & Co.	36	11,059
Brown & Brown, Inc.	254	23,807
Hartford Insurance Group, Inc. (The)	299	39,926
Loews Corp.	631	63,360
WR Berkley Corp.	366	28,042
		214,554
Interactive Media & Services — 0.7%
IAC, Inc. *	238	8,101
Reddit, Inc., Class A *	138	31,874
		39,975
IT Services — 2.3%
Cloudflare, Inc., Class A *	162	34,658
Gartner, Inc. *	46	12,030
GoDaddy, Inc., Class A *	279	38,224
MongoDB, Inc., Class A *	48	15,042
Okta, Inc. *	101	9,289
Snowflake, Inc., Class A *	61	13,696
Twilio, Inc., Class A *	110	11,000
		133,939
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	60	7,613
IQVIA Holdings, Inc. *	326	61,952
Mettler-Toledo International, Inc. *	8	10,174
		79,739
Machinery — 4.3%
Dover Corp.	254	42,369
Esab Corp.	75	8,420
Ingersoll Rand, Inc.	667	55,090
ITT, Inc.	311	55,576
Lincoln Electric Holdings, Inc.	141	33,285
Middleby Corp. (The) *	268	35,576
Nordson Corp.	71	16,051
		246,367
Media — 0.8%
Omnicom Group, Inc.	493	40,209
Trade Desk, Inc. (The), Class A *	147	7,194
		47,403

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — 0.5%
Alcoa Corp.	370	12,154
Freeport-McMoRan, Inc.	382	15,000
		27,154
Multi-Utilities — 3.3%
CMS Energy Corp.	717	52,559
NiSource, Inc.	1,185	51,326
Sempra	289	25,973
WEC Energy Group, Inc.	512	58,656
		188,514
Oil, Gas & Consumable Fuels — 5.0%
Cheniere Energy, Inc.	243	57,090
Coterra Energy, Inc.	2,261	53,463
Diamondback Energy, Inc.	393	56,224
EOG Resources, Inc.	87	9,768
Marathon Petroleum Corp.	298	57,506
Williams Cos., Inc. (The)	824	52,196
		286,247
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	341	19,350
Pharmaceuticals — 0.8%
Corcept Therapeutics, Inc. *	51	4,287
Jazz Pharmaceuticals plc *	313	41,217
		45,504
Professional Services — 0.9%
Broadridge Financial Solutions, Inc.	40	9,580
Parsons Corp. *	356	29,517
UL Solutions, Inc., Class A	145	10,229
		49,326
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A *	133	20,911
Residential REITs — 0.8%
AvalonBay Communities, Inc.	226	43,704
Retail REITs — 1.7%
Regency Centers Corp.	680	49,573
Simon Property Group, Inc.	253	47,376
		96,949
Semiconductors & Semiconductor Equipment — 1.8%
Astera Labs, Inc. *	27	5,230
Credo Technology Group Holding Ltd. *	79	11,409
Monolithic Power Systems, Inc.	19	17,677
ON Semiconductor Corp. *	857	42,266

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Rambus, Inc. *	105	10,978
Teradyne, Inc.	113	15,515
		103,075
Software — 2.1%
AppLovin Corp., Class A *	21	14,896
Atlassian Corp., Class A *	29	4,675
CyberArk Software Ltd. *	26	12,623
Datadog, Inc., Class A *	150	21,399
Figma, Inc., Class A * (a)	34	1,775
HubSpot, Inc. *	43	20,230
Monday.com Ltd. *	38	7,348
Nutanix, Inc., Class A *	171	12,716
Rubrik, Inc., Class A *	75	6,172
Tyler Technologies, Inc. *	15	7,498
Zoom Communications, Inc., Class A *	115	9,498
		118,830
Specialized REITs — 2.2%
Crown Castle, Inc.	72	7,003
Public Storage	152	43,965
SBA Communications Corp.	165	31,873
Weyerhaeuser Co.	1,730	42,882
		125,723
Specialty Retail — 4.2%
AutoZone, Inc. *	12	53,864
Bath & Body Works, Inc.	992	25,554
Best Buy Co., Inc.	478	36,114
Burlington Stores, Inc. *	73	18,670
Carvana Co. *	99	37,206
Floor & Decor Holdings, Inc., Class A *	72	5,339
Ross Stores, Inc.	312	47,483
Ulta Beauty, Inc. *	38	20,887
		245,117
Technology Hardware, Storage & Peripherals — 0.3%
Western Digital Corp.	146	17,526
Textiles, Apparel & Luxury Goods — 1.0%
Levi Strauss & Co., Class A	68	1,580
On Holding AG, Class A (Switzerland) *	378	16,016
Ralph Lauren Corp.	128	40,025
		57,621
Trading Companies & Distributors — 0.2%
FTAI Aviation Ltd.	67	11,128

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Water Utilities — 0.4%
Essential Utilities, Inc.	631	25,167
Total Common Stocks (Cost $4,192,562)		5,648,179
Short-Term Investments — 2.7%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (b) (c) (Cost $126,577)	126,548	126,599
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $30,606)	30,606	30,606
Total Short-Term Investments (Cost $157,183)		157,205
Total Investments — 100.6% (Cost $4,349,745)		5,805,384
Liabilities in Excess of Other Assets — (0.6)%		(32,469)
NET ASSETS — 100.0%		5,772,915

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $29,675.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,805,384	$—	$—	$5,805,384

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$87,757	$817,031	$778,220	$24	$7	$126,599	126,548	$1,513	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	24,285	70,310	63,989	—	—	30,606	30,606	187	—
Total	$112,042	$887,341	$842,209	$24	$7	$157,205		$1,700	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.